Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
EQUITY

NOTE 12 — EQUITY

Ordinary shares

The Company was established under the laws of Cayman Islands on March 12, 2018. The authorized number of Ordinary Shares was 50,000 with par value of $1 per share. On March 12, 2018, the Company issued 10,000 shares to four shareholders in exchange for US$10,000.

On July 8, 2021, the Board of Directors adopted a consent resolution to effectuate a 10,000:1 stock reverse split, to sub-divide the original 10,000 issued ordinary shares of a nominal or par value of US$1 in the capital of the Company into 100,000,000 ordinary shares of a nominal or par value of US$0.0001. As a result, the Company had 500,000,000 authorized common shares, $0.0001 par value per share, of which 100,000,000 were issued and outstanding as of December 31, 2020 and 2021. The Company believes it is appropriate to reflect stock reverse split on a retroactive basis similar to stock split or dividend pursuant to ASC 260. The Company has retroactively restated all shares and per share data for all the periods presented.

On January 19, 2026, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with several “non-U.S. Persons” (the “Private Placement Purchasers”) for a private placement (the “Private Placement”) of (i) 300,240,000 Class A ordinary shares with par value of $0.0001 each and (ii) 600,480,000 Warrants (the Warrants, and the Class A ordinary shares underlying the Warrants, the Warrant Shares), each to purchase one (1) Class A ordinary share at an initial exercise price of $0.0117 per Class A ordinary share that equals to $0.7 per ADS divided by 60 which is the number of Class A ordinary shares representing 1 ADS, provided that in no event shall the exercise price be lower than $0.0033 per Class A ordinary share that equals to $0.20 per ADS divided by 60 (the “Floor Price”). On January 26, 2026, the Company issued 300,240,000 Class A ordinary shares. On February 16, 2026, the Company issued 2,017,612,800 Class A ordinary shares to fully settle outstanding warrants. The Company raised an aggregation of RMB 24,131,139 ($3,502,800) from the private placement.

On June 3, 2026, the Company closed a registered direct offering (“RDO”) with certain non-affiliated institutional investors (the “RDO Purchasers”) pursuant to which the Company agreed to sell (1) 5,000,000 American Depositary Shares (the “ADSs”), and (2) accompanying series A warrants initially exercisable for 5,000,000 ADSs (the “Series A Warrants”). The combined effective offering price for each ADS and the accompanying Series A Warrant is $1.00. The Company raised net proceeds of RMB 29,691,574 ($4,309,935).

As of December 31, 2025, the Company had 462,320,000 Class A Ordinary Shares issued and outstanding and 54,790,000 Class B Ordinary Shares issued and outstanding, respectively. As of June 30, 2026, the Company had 3,080,172,800 Class A Ordinary Shares issued and outstanding and 54,790,000 Class B Ordinary Shares issued and outstanding, respectively.

Profit appropriation and restricted net assets

Relevant PRC laws and regulations permit the PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the statutory reserves. The statutory reserves require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under the PRC laws and regulations, the PRC subsidiaries, VIE and VIE’s subsidiaries are restricted in their abilities to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB 130 million as of June 30, 2026. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIE and VIE’s subsidiaries for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIE and VIE’s subsidiaries due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

Series A Warrants

In connection with the RDO closed on June 3, 2026, the Company issued series A warrants initially exercisable for 5,000,000 ADSs. The Series A Warrants will be exercisable immediately upon issuance, and will expire five (5) years from the issuance date. The Series A Warrants have an initial exercise price of $1.00 per ADS, subject to adjustment in certain circumstances which may be incurred for anti-dilution purpose. The RDO Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of June 30, 2026, the Company had Series A Warrants to 5,000,000 ADS.